SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting Tables [Abstract]
Segment Reporting Tables [Text Block]

			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2012	Banking	Banking	Management			Operations
	(EUR in millions)

Net interest income	940	745	(106)	71	312	1,265	138	3,365
Net fee and commission income / (loss)	88	85	(177)	6	90	400	3	495
Other	(9)	(49)	(469)	156	17	169	(148)	(333)
Total operating income / (loss)	1,019	781	(752)	233	419	1,834	(7)	3,527
Direct costs	(615)	(51)	(59)	(116)	(272)	(748)	(20)	(1,881)
Allocated costs and provisions	(1,736)	(654)	(247)	(31)	(258)	(286)	(409)	(3,621)
Share of profit of equity method investments	-	-	-	-	-	2	-	2
Profit / (loss) before tax	(1,332)	76	(1,058)	86	(111)	802	(436)	(1,973)

Segment assets as at December 31, 2012
Segment assets	25,694	14,377	19,584	3,136	9,429	24,615	6,295	103,130
Deferred tax assets and Current income tax advance								1,668
Total assets								104,798
IFRS to U.S. GAAP differences								(3,642)
U.S. GAAP total assets								101,156

Other Segment items
Depreciation & amortization(1)	13	2	3	9	32	65	107	231
Credit provisions and other impairment charges	1,436	608	227	29	255	286	312	3,153
Non- current assets additions	12	29	6	5	17	96	79	244

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2013	Banking	Banking	Management			Operations
	(EUR in millions)

Net interest income	619	696	(101)	84	299	1,299	261	3,157
Net fee and commission income / (loss)	75	90	(140)	7	90	401	6	529
Other	-	(46)	28	102	15	44	(58)	85
Total operating income / (loss)	694	740	(213)	193	404	1,744	209	3,771
Direct costs	(569)	(50)	(55)	(98)	(260)	(859)	(286)	(2,177)
Allocated costs and provisions	(1,114)	(421)	528	14	(117)	(338)	(320)	(1,768)
Share of profit of equity method investments	-	-	(4)	1	1	(3)	-	(5)
Profit / (loss) before tax	(989)	269	256	110	28	544	(397)	(179)

Segment assets as at December 31, 2013
Segment assets	24,901	14,115	16,048	3,365	9,505	23,373	16,768	108,075
Deferred tax assets and Current income tax advance								2,855
Total assets								110,930
IFRS to U.S. GAAP differences								(4,089)
U.S. GAAP total assets								106,841

Other Segment items
Depreciation & amortization(1)	17	3	2	8	27	67	102	226
Credit provisions and other impairment charges	796	375	(548)	(17)	114	339	314	1,373
Non- current assets additions	4	27	-	3	22	102	54	212

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2014	Banking	Banking	Management			Operations
	(EUR in millions)

Net interest income	573	743	189	55	315	1,139	115	3,129
Net fee and commission income / (loss)	72	98	(125)	5	93	393	(5)	531
Other	23	(63)	(106)	103	14	(24)	(43)	(96)
Total operating income / (loss)	668	778	(42)	163	422	1,508	67	3,564
Direct costs	(456)	(47)	(50)	(90)	(253)	(764)	(52)	(1,712)
Allocated costs and provisions	(1,569)	(755)	(66)	(9)	(125)	(347)	(404)	(3,275)
Share of profit of equity method investments	-	-	(2)	1	1	1	-	1
Profit / (loss) before tax	(1,357)	(24)	(160)	65	45	398	(389)	(1,422)

Segment assets as at December 31, 2014
Segment assets	22,821	14,170	11,261	2,865	9,427	27,220	23,154	110,918
Deferred tax assets and Current income tax advance								4,546
Total assets								115,464
IFRS to U.S. GAAP differences								(7,051)
U.S. GAAP total assets								108,413

Other Segment items
Depreciation & amortization(1)	14	3	1	8	24	75	81	206
Credit provisions and other impairment charges	1,287	694	-	61	128	342	353	2,865
Non- current assets additions	5	13	32	4	37	418	340	849

(1)	Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Reconciliation of Loss before tax per IFRS reported for the segments to Income / (loss) before income tax per US GAAP	2012	2013	2014
	(EUR in millions)
Profit / (loss) before tax (*)	(1,973)	(179)	(1,422)
Hedging of Interest Rate Risk and Net Investment Hedge	(359)	559	(1,050)
Difference in loan interest income recognition	(54)	(82)	(51)
Redeemable non-controlling interests	-	-	23
Difference of equity in earnings of investees	46	-	-
Insurance reserves	32	(85)	191
Impairment of AFS securities	19	2	(5)
Bond's portfolio classification	(126)	7	(2)
Other	66	14	(43)
Income/(loss) before income tax	(2,349)	236	(2,359)

*as restated in 2012 due to IAS 19 retrospective application

Breakdown of total assets, total revenue, income / (loss) before income tax and net income/ (loss) attributable to NBG shareholders by geographical location

	Total assets	Total revenue(1)	Income / (loss) before income tax	Net income / (loss) attributable to NBG shareholders
	(EUR in millions)
12-month period ended December 31, 2012
Domestic …………………………………………	65,928	2,410	(2,997)	(3,049)
Turkish operations …………………………………………	24,616	3,004	752	602
Other International …………………………………………..	10,612	806	(103)	(90)
Group …………………………………………….	101,156	6,220	(2,348)	(2,537)

12-month period ended December 31, 2013
Domestic …………………………………………	72,895	3,268	(629)	(641)
Turkish operations …………………………………………	23,478	3,092	830	648
Other International …………………………………………..	10,468	691	35	30
Group …………………………………………….	106,841	7,051	236	37

12-month period ended December 31, 2014
Domestic …………………………………………	70,796	1,941	(2,567)	(2,612)
Turkish operations …………………………………………	27,434	2,590	219	161
Other International …………………………………………..	10,183	654	(11)	(26)
Group …………………………………………….	108,413	5,185	(2,359)	(2,477)

(1)	Total revenue includes OTTI on available for sale securities.